Contents of Significant Accounts - Sensitivity Analysis (Detail) - TWD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Discount rate [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Decrease (increase) in defined benefit obligation due to 0.5% increase in actuarial assumptions	$ 207,999	$ 226,798
Decrease (increase) in defined benefit obligation due to 0.5% decrease in actuarial assumptions	$ (220,561)
Percentage increase in actuarial assumptions	0.50%	0.50%
Percentage decrease in actuarial assumptions	0.50%	0.50%
Rate of future salary increase [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Decrease (increase) in defined benefit obligation due to 0.5% increase in actuarial assumptions	$ (184,551)	$ (204,390)
Decrease (increase) in defined benefit obligation due to 0.5% decrease in actuarial assumptions	$ 176,567	$ 195,078
Percentage increase in actuarial assumptions	0.50%	0.50%
Percentage decrease in actuarial assumptions	0.50%	0.50%